Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases Disclosure [Line Items]
Rental expenses	$ 7,604,551	$ 7,054,682	$ 5,175,287